10. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
SEGMENT INFORMATION

	December 31, 2015	December 31, 2014

Identifiable assets
USA	$38,323,231	$46,949,474
Canada	22,501,015	31,274,058
Other	838,239	1,466,966

	$61,662,485	$79,690,498